Accounts and transactions with related parties (Details Narrative) - CLP ($) shares in Thousands, $ in Thousands			12 Months Ended
	Aug. 28, 2022	Apr. 12, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Business operations basis spread percentage			3.00%
Loan agreements description			a) June 15, 2023, for a total of ARS 200,000,000 (equivalent to ThCh$ 643,744), at a fixed interest rate of 104.6% per annum, maturing on December 20, 2023; b) July 5, 2023, for a total of ARS 350,000,000 (equivalent to ThCh$ 1,072,997), at a fixed interest rate of 100.5% per annum, maturing on December 20, 2023.
Directors' remuneration expense		$ 100
Expenses for monthly attendance fee to chairman		$ 200
Key management personnel compensation			$ 11,118,126	$ 9,183,120	$ 9,129,532
Cerverica Czot Spa [Member] | Representaciones Chile Beer Kevin Michael Szot [Member]
IfrsStatementLineItems [Line Items]
Disposal of shares in subsidiary value	$ 42,506
Disposal of shares in subsidiary shares	15,167
Business operations basis spread percentage	3.79%